OTHER CURRENT ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT ASSETS
Recoverable value-added taxes	$ 2,603,043	$ 2,689,170
Others	235,508	60,110
Less: provision for doubtful accounts	(6,678)	(6,874)	$ (20,621)
Other current assets	2,831,873	2,742,406
Provision for doubtful accounts of other current assets	7,061	(12,483)	56,341
Other current assets, write off	7,061		$ 35,976
Reversed provision for doubtful accounts	$ 12,483	$ 12,483